Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments - additional disclosure [abstract]
Fair value by hierarchy
	Level 1		Level 2		Level 3		Total

(USD millions)	Jun 30, 2022	Dec 31, 2021	Jun 30, 2022	Dec 31, 2021	Jun 30, 2022	Dec 31, 2021	Jun 30, 2022	Dec 31, 2021

Financial assets
Cash and cash equivalents
Debt securities		2 010						2 010

Total cash and cash equivalents at fair value		2 010						2 010

Marketable securities
Debt securities		2 719	9	22			9	2 741

Derivative financial instruments			121	105			121	105

Total marketable securities and derivative financial instruments at fair value		2 719	130	127			130	2 846

Current contingent consideration receivables					43		43

Long-term financial investments
Debt and equity securities	487	1 080	10		684	617	1 181	1 697

Fund investments	20	28			273	338	293	366

Non-current contingent consideration receivables					610	641	610	641

Total long-term financial investments at fair value	507	1 108	10		1 567	1 596	2 084	2 704

Associated companies at fair value through profit or loss					153	192	153	192

Financial liabilities
Current contingent consideration liabilities					-103	-119	-103	-119

Derivative financial instruments			-56	-68			-56	-68

Total current financial liabilities at fair value			-56	-68	-103	-119	-159	-187

Non-current contingent consideration liabilities					-1 115	-956	-1 115	-956

Other financial liabilities					-239	-19	-239	-19

Total non-current financial liabilities at fair value					-1 354	-975	-1 354	-975